Income Taxes - Provision for Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current
Federal									$ (32)	$ 210	$ 1,011
State									110	120	110
Current income tax expenses									78	330	1,121
Deferred
Federal									566	487	(637)
State
Deferred income taxes expenses									566	487	(637)
Total income tax expense	$ (50)	$ 122	$ 332	$ 240	$ 165	$ 263	$ 300	$ 89	$ 644	$ 817	$ 484